Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common stock issuance, shares	257,468,092	[1]	263,366,429	[1]
Net actuarial gain/(loss) arising during period due to a curtailment					$ 18,300,000
Cash dividends declared per share	$ 0.04
Common stock repurchased	$ 45,111,000	[2]	$ 1,345,000		$ 392,000
Common Shares [Member]
Common stock issuance, shares			26,300,000
Common stock issuance price net of offering costs			$ 10.50

[1]	Outstanding shares have been restated to reflect stock dividends distributed through January 1, 2011.
[2]	Includes $44 million repurchased in fourth quarter under the share repurchase program.